Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Buildings	20 years

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets

Motor vehicles	5 years

Equipment, fixture and furniture, and other fixed assets	2 - 10 years

Schedule of amortization of finite-lived intangible assets
Trademark	10 years

Backlog	3 years

Customer relationship	5.5 years

Reacquired right	1 year